Stockholders' Equity / (Deficit)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Stockholders' Equity / (Deficit)
17.	Stockholders’ Equity/ (Deficit)

Preferred Stock Designations

On March 20, 2020, FaceBank Pre-Merger amended its Articles of Incorporation to withdraw, cancel and terminate the previously-filed (i) Certificate of Designation of with respect to 5,000,000 shares of its Series A Preferred Stock, par value $0.0001 per share, (ii) Certificate of Designation with respect to 1,000,000 shares of its Series B Preferred Stock, par value $0.0001 per share, (iii) Certificate of Designation with respect to 41,000,000 shares of its Series C Preferred Stock, par value $0.0001 per share and (iv) Certificate of Designation with respect to 1,000,000 shares of its Series X Preferred Stock, par value $0.0001 per share. Upon the withdrawal, cancelation and termination of such designations, all shares previously designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series X Preferred Stock were returned to the status of authorized but undesignated shares of the Company’s Preferred Stock, par value $0.0001 per share.

On March 20, 2020, in connection with the Merger, FaceBank Pre-Merger filed an amendment to its Articles of Incorporation to designate 35,800,000 of its authorized preferred stock as “Series AA Convertible Preferred Stock” pursuant to a Certificate of Designation of Series AA Convertible Preferred Stock (the “Series AA Preferred Stock Certificate of Designation”). The Series AA Convertible Preferred Stock (the “Series AA Preferred Stock”) has no liquidation preference. The Series AA Preferred Stock is entitled to receive dividends and other distributions as and when paid on the Common Stock on an as converted basis. Each share of Series AA Preferred Stock is initially convertible into two shares of Common Stock, subject to adjustment as provided in the Series AA Preferred Stock Certificate of Designation and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Each share of Series AA Preferred Stock shall have 0.8 votes per share (the “Voting Rate”) on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events. There are 713,215 shares reserved for issuance to certain shareholders of fuboTV Pre-Merger in connection with the Merger.

Common Stock Activity

Issuance of Common Stock for Cash

The Company raised approximately $2.3 million through issuances of an aggregate of 795,593 shares of its common stock in private placement transactions during the three months ended March 31, 2020 with investors.

The Company raised approximately $0.5 million through issuances of an aggregate of 170,391 shares of its common stock in private placement transactions during the three months ended June 30, 2020 with investors.

On July 2, 2020, the Company entered into a Purchase Agreement with Credit Suisse Capital LLC, pursuant to which the Company sold 2,162,163 shares of the Company’s common stock at a purchase price of $9.25 per share for an aggregate purchase price of $20.0 million.

Issuance of Common Stock and Warrants for Cash

Between May 11, 2020 and June 8, 2020, the Company entered into Purchase Agreements Investors, pursuant to which the Company sold an aggregate of 3,735,922 shares of the Company’s common stock at a purchase price of $7.00 per share and issued warrants to the Investors covering a total of 3,735,922 shares of the Company’s common stock for an aggregate purchase price of $26.1 million.

Between August 20, 2020 and August 28, 2020, the Company entered into Purchase Agreements Investors, pursuant to which the Company sold an aggregate of 5,212,753 shares of the Company’s common stock at a purchase price of $9.25 per share and issued warrants to the Investors covering a total of 1,303,186 shares of the Company’s common stock for an aggregate purchase price of $48.2 million.

Issuance of Common Stock Related to PEC Acquisition

During the three months ended September 30, 2020, there were no shares of the Company’s common stock exchanged for shares of its subsidiary PEC. During the nine months ended September 30, 2020, the Company has issued 2,753,819 shares of its common stock in exchange for 17,950,055 shares of its subsidiary PEC, respectively. The interests exchange in PEC were previously recorded within noncontrolling interests and the transactions were accounted for as a reduction of $2.0 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in Additional paid-in capital, during the nine months ended September 30, 2020.

Issuance of Common Stock for Shares Settled Liability

During the three months ended June 30, 2020, the Company issued 900,000 shares of its common stock with a fair value of approximately $9.1 million or $10.00 per share in connection with the Company’s Note Purchase Agreement with FB Loan (See Note 13).

Issuance of Common Stock for Services Rendered

On January 1, 2020, the Company entered into the first amendment to a joint business development agreement and issued 200,000 shares of its restricted common stock with a fair value of $1.8 million in exchange for business development services.

During the three months ended March 31, 2020, the Company issued 275,000 shares of its common stock with a fair value of $2.3 million in exchange for consulting services.

During the three months ended March 31, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.6 million in exchange for services rendered in connection with the Company’s amended Digital Likeness Development Agreement by and among Floyd Mayweather, the Company and FaceBank, Inc., effective as of July 31, 2019, as amended (the “Mayweather Agreement”).

During the three months ended March 31, 2020, the Company issued 2,500 shares of its common stock with a fair value of $26,000 in exchange for consulting services.

During the three months ended June 30, 2020, the Company issued 343,789 shares of its common stock with a fair value of $3.1 million in exchange for consulting services.

Issuance of Common Stock for Exercise of Stock Options

During the three months ended September 30, 2020, 226,740 options to purchase shares of the Company’s common stock were exercised for cash of approximately $0.3 million or $1.43 per share.

Issuance of Common Stock for Employee Compensation

On February 20, 2020, the Company issued 300,000 shares of its common stock to an officer of the Company at a fair value of $2.7 million, or $9.00 per share.

During the three months ended March 31, 2020, the Company issued 200,000 shares of its common stock with a fair value of $1.6 million as compensation to service providers for services rendered.

Share Purchase Agreement

On July 10, 2020, we entered into a Share Purchase Agreement (the “SPA”) with C2A2 Corp. AG Ltd. and Aston Fallen (the “Purchaser”). Pursuant to the terms of the SPA, the Purchaser agreed to acquire all of the 1,000 shares of Facebank AG common stock, held by the Company. The transaction closed on July 10, 2020 and the Company redeemed an aggregate of 3,633,114 shares of the Company’s common stock at a redemption price of $0.0001 per share in exchange for 4,833,114 new shares of Company common stock at a sale price of $0.0001 per share, resulting in a net issuance of 1,200,000 new shares of the Company’s common stock. The Company recognized a gain of approximately $7.6 million on this transaction during the third quarter.

Issuance of Common Stock in Connection with Convertible Notes

During the three months ended September 30, 2020, the Company did not issue any shares of its common stock in connection with its convertible notes. During the nine months ended September 30, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.3 million, respectively, in connection with the issuance of convertible notes.

Equity Compensation Plan Information

The Company’s 2014 Equity Incentive Stock Plan (the “2014 Plan”) provides for the issuance of up to 16,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The 2014 Plan is administered by the Company’s Board and has a term of 10 years.

Contemporaneous with the closing of the Merger, the Company assumed 8,051,098 stock options issued and outstanding under the fuboTV Pre-Merger 2015 Equity Incentive Plan (the “2015 Plan”) with a weighted-average exercise price of $1.32 per share. From the Effective Time, such options may be exercised for shares of our common stock under the terms of the 2015 Plan.

On April 1, 2020, the Company approved the establishment of the Company’s 2020 Equity Incentive Plan (the “Plan”). The Company created an incentive option pool of 12,116,646 shares of the Company’s Common Stock under the Plan. On October 8, 2020, the Company amended the Company’s Plan to increase the maximum aggregate number of shares available for issuance under the Plan by 19,000,000 shares (the “Pool Increase”). The Pool Increase is conditional upon shareholder approval at the next annual meeting of shareholders.

On May 21, 2020, we established our Outside Director Compensation Policy to set forth guidelines for the compensation of our non-employee directors for their service on our Board of Directors.

Stock-based compensation

During the three and nine months ended September 30, 2020 the Company recognized stock-based compensation expense totaling $6.3 million and $24.1 million, respectively. No stock-based compensation was recognized during the three and nine months ended September 30, 2019.

Options

The Company provides stock-based compensation to employees, directors and consultants under the Plan. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The risk-free interest rate is determined by referencing the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

During the three and nine months ended September 30, 2020, the Company granted 1,394,860 and 7,141,899 options to purchase shares of the Company’s common stock under the Plan, respectively. During the nine months ended September 30, 2020, 280,000 options to purchase shares of the Company’s commons stock were granted outside of the Plan. No options were granted during the nine months ended September 30, 2019.

The following was used in determining the fair value of stock options granted during the three months and nine months ended September 30, 2020:

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Dividend yield	-	-
Expected price volatility	45%	45% - 57%
Risk free interest rate	0.23% - 0.38%	0.23% - 0.58%
Expected term	5.3 - 6.1	5.3 - 6.1

Employees

A summary of activity under the Plan for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	7.3
Options assumed from Merger	8,051,098	$1.31
Granted	7,141,899	$8.79
Exercised	(226,740)	$1.43
Forfeited or expired	(389,008)	$0.83
Outstanding as of September 30, 2020	14,593,916	$4.99	$61,234	8.2

Options vested and exercisable as of September 30, 2020	6,081,567	$2.01	$42,736	6.9

The total fair value of stock options granted during the nine months ended September 30, 2020 was approximately $62.8 million. During the nine months ended September 30, 2020, 226,740 options were exercised with a weighted average fair value of approximately $0.3 million or $1.43 per share.

As of September 30, 2020, the unrecognized stock-based compensation expense related to unvested options was approximately $50.6 million to be recognized over a period of 3.1 years.

Market and Service Condition Based Options

During the nine months ended September 30, 2020, 3,078,297 options were granted that vest on the earlier of each anniversary of the grant date or based on the achievement of pre-established parameters relating to the performance of the Company’s stock price (not included in table above).

Stock based compensation expense is based on the estimated value of the awards on the grant date, and is recognized over the period from the grant date through the expected vest dates of each vesting condition, both of which were estimated based on a Monte Carlo simulation model applying the following key assumptions as of the grant date:

Dividend yield	—%
Expected volatility	76.0 – 88.1%
Risk free rate	0.24 – 0.30%
Derived service period	1.59 – 1.91

A summary of activity under the Plan for market and service based stock options for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	-	$-	$-	-
Granted	3,078,297	$9.69		6.8
Outstanding as of September 30, 2020	3,078,297	$9.69	$450	6.6

Options vested and exercisable as of September 30, 2020	-	$9.69	$-	6.6

Non-employees

During the three months ended March 31, 2020, in connection with the Mayweather Agreement, the Company granted options to purchase 280,000 shares of the Company’s common stock at an exercise price of $7.20 per share. This option has a fair value of $1,031,000, a five-year term and expires on December 21, 2024. These options were immediately vested as of the grant date.

As part of the Merger, the Company also assumed 343,047 options granted to non-employees with a weighted average exercise price of $0.23 (included in table above). Stock-based compensation expense related to unvested non-employee options is immaterial as of September 30, 2020.

There were no options granted to non-employees in the three months ended June 30, 2020 and September 30, 2020.

Warrants

A summary of the Company’s outstanding warrants as of September 30, 2020 are presented below (in thousands, except share and per share amounts):

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	200,007	$13.31	$-	0.2
Issued	9,538,526	$6.62	$23,119	1.7
Expired	(200,000)	$-	$-	-
Outstanding as of September 30, 2020	9,538,533	$5.80	$32,670	2.6
Warrants exercisable as of September 30, 2020	9,538,533	$5.80	$32,670	2.6

On March 19, 2020, in connection with its Note Purchase Agreement (see Note 13), the Company issued the FB Loan Warrant, a warrant to purchase 3,269,231 shares of its common stock with a fair value of $15.6 million.

On April 1, 2020, the Company issued 142,118 common stock warrants in connection with a $1.1 million convertible note. The exercise price is $7.74 with a 5-year term. On September 29, 2020, the Company entered into an amendment related to the common stock warrants and issued an additional 217,357 warrants. Under the terms of the amendment the 359,475 common stock warrants will have an amended exercise price of $3.06 per share.

On April 23, 2020, the Company issued 55,172 warrants in connection with a $0.4 million convertible note. The exercise price is $9.00 with a 3-year term.

Between May 11, 2020 and June 8, 2020, the Company issued 3,735,922 warrants in connection with Purchase Agreements with Investors with an exercise price of $7.00 with a 1.5-year term.

On May 25, 2020, the Company issued to ARETE Wealth Management a warrant to purchase 275,000 shares of the Company’s common stock with an initial exercise price of $5.00 per share.

Between August 20, 2020 and September 29, 2020, the Company issued 1,843,726 warrants in connection with Purchase Agreements with Investors with an exercise price of $9.25 with a 1.5-year term.